Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Summary of liabilities for employee benefits
	December 31,
	2017	2018
	NIS	NIS
Current liabilities for:
Holiday	115	112
Sick leave	142	133
Early retirement	16	329
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	280	581
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	-	241
Liability for pensioner benefits	120	115
Severance compensation (net) (see composition below)	57	54
Early notice	23	23
Pension	72	12
Total non-current liabilities for employee
Benefits	272	445
Total liabilities for employee benefits	552	1,026
Composition of liabilities for severance pay:
Liabilities for severance pay	224	218
Fair value of plan assets	(167)	(164)
	57	54

Summary of employee benefits for contribution plan
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	209	228	232

Summary of sensitivity analysis for actuarial assumptions
	December 31, 2017	December 31, 2018
	Average capitalization rate	Average capitalization rate
	%	%
Severance compensation	3.3	3.73
Retirement benefits	3.6	4.1

Summary of assumptions regarding salary increments assumptions
Salary increase assumptions
Bezeq permanent employees	Regarding an expected wage increase for 2019-2026, an average update of 7% for young employees, and decreasing gradually to 2.7% at the age of 66
New Bezeq permanent employees	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66
Bezeq non-permanent employees	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees. 2% (in real term) for senior employees
Pelephone employees	An increase of 3% in 2018 (2017- 3.1%), as set out in the collective agreement at Pelephone
Bezeq International employees	An increase of 3%, as set out in the collective agreement at Bezeq International
DBS employees	Rate of increase of 3.5%

Summary of actuarial assumptions
	Year ended December 31,
	2017	2018
	Years	Years
Discount rate - addition of 0.5%	(29)	(37)
Rate of future salary increases - addition of 0.5%	40	27
Rate of employees leaving - addition of 5.0%	(17)	(12)

	Year ended December 31,
	2017	2018
	Years	Years
Severance compensation	10.4	9.9
Retirement benefits	14.7	13.6